Summary of Significant Accounting Policies Contract Estimates (Details 4) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in Accounting Estimate [Line Items]
Contract with Customer, Performance Obligation Satisfied in Previous Period										$ 538	$ 631	$ 374
Operating income	$ 1,136	$ 951	$ 946	$ 936	$ 943	$ 1,172	$ 817	$ 848		3,969	3,780	3,218
Net earnings	$ (409)	$ 933	$ 861	$ 863	$ 356	$ 1,244	$ 789	$ 840		$ 2,248	$ 3,229	$ 2,869
Diluted earnings per share	$ (2.43)	$ 5.49	$ 5.06	$ 5.06	$ 2.06	$ 7.11	$ 4.50	$ 4.79		$ 13.22	$ 18.49	$ 16.34
Contracts Accounted for under Percentage of Completion [Member]
Change in Accounting Estimate [Line Items]
Operating income										$ 480	$ 577	$ 360
Net earnings										$ 379	$ 456	$ 234
Diluted earnings per share										$ 2.23	$ 2.61	$ 1.33
Aeronautics Systems | Contracts Accounted for under Percentage of Completion [Member]
Change in Accounting Estimate [Line Items]
Operating income							$ 69
Space Systems | Contracts Accounted for under Percentage of Completion [Member]
Change in Accounting Estimate [Line Items]
Operating income									$ 56